Prepayments and Other Assets - Components of Current and Non-Current Portions of Prepayments and Other Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current portion:
Contract assets	¥ 1,509,586	$ 231,354	¥ 1,875,704
VAT prepayments	805,360	123,427	507,135
Prepaid licensed copyrights	378,025	57,935	311,144
Receivables from online payment agencies	304,353	46,644	386,795
Advances to suppliers	213,686	32,749	207,204
Prepaid expenses	58,150	8,912	82,657
Deposits and prepaid rental fees	57,829	8,863	133,692
Others	188,866	28,944	214,897
Prepayments and other assets, current	3,515,855	538,828	3,719,228
Non-current portion:
Prepaid licensed copyrights	2,036,411	312,094	3,006,109
Licensed copyrights prepaid assets	474,073	72,655	325,504
Deposits and prepaid rental fees	154,627	23,698	22,269
Others	34,312	5,258	154,594
Prepayments and other assets, noncurrent	¥ 2,699,423	$ 413,705	¥ 3,508,476